Note 4 - Loans (Detail) - Related Party Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning of year	$ 3,013,156	$ 3,164,300	$ 3,353,452
Additions		35,000	60,997
Repayments	(2,023,962)	(186,144)	(250,149)
End of year	$ 989,194	$ 3,013,156	$ 3,164,300